Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 1,163,032	$ 1,689,152
Other
Total Deferred Tax Assets	1,163,032	1,689,152
Valuation allowance	(1,163,032)	(1,689,152)
Deferred Tax Asset, Net of Allowance